Shareholders' Equity (Details) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jul. 29, 2011	Dec. 31, 2012 Consultant [Member]	Dec. 31, 2011 Consultant [Member]	Feb. 29, 2008 Fusion Capital Fund Ii Llc [Member]	Dec. 31, 2012 Fusion Capital Fund Ii Llc [Member] Transactions	Dec. 31, 2011 Fusion Capital Fund Ii Llc [Member] Transactions	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]
Shareholders' Equity (Textual)
Common stock issued in consideration for services performed, Shares											26,063	46,706	29,297
Issuance of common stock pursuant to Fusion equity line, Shares													90,789
Number of stock issued from stock option exercises													79,844
Issuance of common stock from collaboration agreement, Shares													66,890
Issuance of common stock to employee, Shares												16,667	25,625
Shares purchasable from exercise of warrants						50,000	4,750	69,445
Shares purchasable from exercise of additional warrants						724,873
Warrants, exercise price								$ 4.40
Warrant exercisable for period								4 years
Description of common stock value company allows Fusion Capital to purchase									Between $80,000 and $1.0 million
Warrant issuance expenses representing estimated fair value of services performed			$ 11,184						$ 429,902
Number of separate transactions of common stock issued									4	16
Stock purchase agreement Fusion Capital, Description									In February 2008, Fusion Capital to purchase between $80,000 and $1.0 million of the Company's common stock every two business days, up to an aggregate of $8.0 million over approximately a 25-month period depending on certain conditions, including the quoted market price of the Company's common stock on such date.
Period for Fusion Capital to purchase common stock									Every two business days
Maximum value of common stock purchasable by Fusion Capital								8,000,000
Number of shares issued as commitment fee								63,750
Shares issued under common stock purchase agreement								138,889
Equity value issued under common stock purchase agreement								500,000
Additional shares issued under common stock purchase agreement								3,750
Minimum per share price for increase in purchasable value for common stock under agreement								$ 3.00
Condition for company cannot require fusion capital to purchase any shares of company								Company's common stock on any trading days that the market price of the Company's common stock is less than $2.00 per share
Maximum additional commitment shares upon relative proportion of purchases compared to the total commitment								63,750
Maximum commitment shares under agreement								925,000
Total issuance of common stock related to commitment shares								68,456
Number of shares under agreement consist of commitment fee on the equity line								957
Fusion equity line expired									October 2011
Value of shares under agreement consist of commitment fee on equity line value draws								127,500
Preferred stock, shares authorized		350,000	350,000	350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares issued to employees under 2011 bonus	16,667
Value of shares issued			355,000										91	[1]
Proceeds from exercise of options and warrants			253,613
Issuance of common stock from collaboration agreement			$ 400,000										$ 67	[1]
Average share market price					$ 5.98

[1]	Adjusted to reflect the reverse stock split of 1 for 20 effective February 1, 2012.